9. INCOME TAXES (Details-Income Tax Provision) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current
Federal	$ 0	$ 0
State	0	0
Total Current Income Tax Provision	0	0
Deferred
Federal	(491,900)	(66,000)
State	(71,500)	(9,700)
Total Deferred Income Tax Provision	(563,400)	(75,700)
Change in valuation allowance	563,400	75,700
Total income tax provision	$ 0	$ 0